CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 24,673,166	$ 21,472,519
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,075,323	3,355,397
Stock-based compensation expenses	1,655,456	1,315,966
Changes in unrecognized tax benefit	(2,748,906)	0
Deferred tax expense	24,577,527	23,103,464
Share of loss/(income) in an equity investee	(478,394)	418,304
Amortization of deferred charges	791,266	711,109
Net realized gain on trading securities	(617,576)	(496,839)
Unrealized loss/(gain) on trading securities	(19,156)	90,056
Proceeds from disposal of trading securities	22,827,583	20,950,606
Purchase of trading securities	(17,872,929)	(22,114,535)
Others	734,829	37,301
Changes in operating assets and liabilities:
Accounts receivable	(10,740,962)	(22,848,121)
Real estate property held for sale	1,185,217	2,553,662
Real estate property development completed	750,886	7,486,676
Real estate property under development	(377,225,106)	(612,131,360)
Real estate properties held for lease	(9,273,066)	(4,312,119)
Advances to suppliers	(22,460,803)	(10,210,152)
Other receivables	(21,089,249)	(78,044,639)
Deposits for land use rights	136,097,551	74,129,387
Other deposits and prepayments	(65,808,140)	(12,226,442)
Other current assets	(97,290)	(192,794)
Amounts due from employees	(1,584,316)	(656,159)
Amounts due from related parties	43,367,400	(1,303,374)
Other assets	686,286	(1,519,811)
Accounts payable	14,298,514	58,174,526
Customer deposits	45,216,467	19,372,470
Income tax payable	(597,035)	(63,396,065)
Other payables and accrued liabilities	3,128,173	(6,700,973)
Payroll and welfare payable	(14,842,675)	(15,551,247)
Net cash provided by/(used in) operating activities	(221,389,959)	(618,533,187)
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	12,485	119,056
Purchase of property and equipment	(1,979,531)	(2,689,526)
Purchase of available-for-sale securities	(6,137,451)	0
Acquisition of other long-term investment	(32,633,171)	0
Net cash used in investing activities	(40,737,668)	(2,570,470)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	27,830	1,080,530
Purchase of treasury shares		(11,421,722)
Repurchase of shares under Restricted Stock Unit ("RSU") plan	(2,067,127)	0
Dividends to shareholders	(7,375,851)	(7,827,136)
Increase in restricted cash	87,365,781	(58,296,675)
Repayments of short-term bank loans and current portion of long-term bank loans	(201,485,778)	(71,656,074)
Proceeds from short-term bank loans and current portion of long-term bank loans	265,216,598	326,120,430
Repayment of long-term bank loans	(24,474,878)	0
Proceeds from long-term bank loans	71,336,111	27,025,842
Repayment of other short-term debt	(163,165,853)	0
Proceeds from other short-term debt	24,474,878	97,753,038
Repayment of other long-term debt	(3,820,308)	0
Proceeds from other long-term debt	239,926,458	119,698,595
Capital lease payments	(1,640,702)	(1,350,286)
Repayment of redeemable non-controlling interests	(399,756)	0
Proceeds from redeemable non-controlling interests	1,305,327	2,842,984
Deferred charges	(3,104,812)	(10,649,965)
Net cash provided by financing activities	282,117,918	413,319,561
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	19,990,291	(207,784,096)
Effect of exchange rate changes on cash and cash equivalents	(641,345)	(3,433,982)
Cash and cash equivalents, at beginning of period	140,494,754	587,119,126
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	$ 159,843,700	$ 375,901,048